Share Purchase Warrants (Details 7)	12 Months Ended
	Jan. 31, 2024 $ / shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2022 $ / shares
Statement [Line Items]
Risk free interest rates	3.50%		0.72%
Volatilities	152.00%		84.00%
Market prices of common shares on grant date | (per share)	$ 0.056		$ 0.21
Exercise prices | (per share)	$ 0.11		$ 1.44
Expected lives	4 years 1 month 13 days		6 months
Equity-classified warrants [Member]
Statement [Line Items]
Market prices of common shares on grant date	$ 0.085
Exercise prices	$ 0.10
Expected lives	2 years	2 years
Dates of grant	March 14 and August 31, 2023	March 29 and September 27, 2021
Nature of warrants | shares		438,095
Equity-classified warrants [Member] | Minimum [Member]
Statement [Line Items]
Risk free interest rates	3.72%	0.24%
Volatilities	112.00%	97.00%
Market prices of common shares on grant date		$ 0.27
Exercise prices		$ 0.27
Equity-classified warrants [Member] | Maximum [Member]
Statement [Line Items]
Risk free interest rates	4.64%	0.53%
Volatilities	114.00%	98.00%
Market prices of common shares on grant date		$ 0.63
Exercise prices		$ 1.21